Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2017	2018
	$	$
Furniture, fixtures and equipment	12,886,210	11,292,451
Leasehold improvements	6,459,239	2,766,337
Buildings	7,517,133	9,388,136
Motor vehicles	1,668,530	1,078,520

Total	28,531,112	24,525,444
Accumulated depreciation	(14,290,992)	(10,467,117)

Property and equipment, net	14,240,120	14,058,327

Depreciation expenses were $2,579,726, $3,078,955 and $2,465,421 for the years ended December 31,2016, 2017 and 2018, respectively.